Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Contract assets [abstract]
Schedule of contract assets

	December 31, 2022	Additions (i)	Transfers	Transfers of works to intangible assets (ii)	December 31, 2023 (iii)

Total contract assets	8,613,968	6,026,053	384	(7,247,309)	7,393,096

(i)	The largest additions of the period are located in the municipalities of São Paulo, Guarulhos and Itanhaém, in the amounts of R$ 2,528 million, R$ 377 million and R$ 180 million, respectively.

(ii)	The largest transfers of the period are located in the municipalities of São Paulo, Franca and São Bernardo do Campo, in the amounts of R$ 3,306 million, R$ 314 million and R$ 260 million, respectively.

(iii)	The largest works are located in the municipalities of São Paulo, Francisco Morato and Guarulhos, in the amounts of R$ 2,053 million, R$ 255 million and R$ 252 million, respectively.

As of December 31, 2023, there were no leases amounts recorded in the contract assets recognized before December 31, 2019 in accordance with IAS 17 (R$ 276,893 as of December 31, 2022).

	December 31, 2021	Additions (i)	Transfers	Transfers of works to intangible assets	December 31, 2022

Total contract assets	8,550,102	5,240,528	2,702	(5,179,364)	8,613,968

	December 31, 2020	Additions	Transfers	Transfers of works to intangible assets	December 31, 2021

Total contract assets	7,969,164	4,759,789	2,412	(4,181,263)	8,550,102